File No. 333-05381   CIK #910917


               Securities and Exchange Commission
                     Washington, D. C. 20549


                         Post-Effective


                         Amendment No. 1


                               to


                            Form S-6


        For Registration under the Securities Act of 1933
       of Securities of Unit Investment Trusts Registered
                         on Form N-8B-2

            EVEREN Unit Investment Trusts, Series 49

         Name and executive office address of Depositor:

                    Ranson & Associates, Inc.
                 250 North Rock Road, Suite 150
                     Wichita, Kansas  67206

         Name and complete address of agent for service:

                         Robin Pinkerton
                    Ranson & Associates, Inc.
                 250 North Rock Road, Suite 150
                     Wichita, Kansas  67206



    ( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on September 19, 1997 pursuant to paragraph (b) of Rule 485.

                          CITY SECURITIES CORPORATION

     INDIANA GROWTH & TREASURY SECURITIES TRUST 1996 SERIES INDIANA
            GROWTH SECURITIES TRUST 1996 SERIES

                              PROSPECTUS PART ONE

     Indiana Growth & Treasury Securities Trust 1996 Series was formed with the investment objective of protecting Unitholders' capital and obtaining capital appreciation and income through investment in a fixed portfolio of "zero coupon" U.S. Treasury bonds ("Treasury Obligations") and equity securities issued by companies which are headquartered or incorporated in Indiana, however, up to 10% of the portfolio may be outside of the State of Indiana ("Equity Securities"). This Trust has been organized so that purchasers of Units should receive, at the termination of the Trust, an amount per Unit at least equal to $10.00 (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Trust never paid a dividend and the value of the Equity Securities were to decrease to zero, which the Underwriter considers highly unlikely. This feature provides Unitholders who purchase Units at a price of $10.00 or less per Unit with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $10.00 per Unit, this feature may also provide a potential for capital appreciation. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. government and are backed by the full faith and credit of the U.S. government. The guarantee of the U.S. government does not apply to the market value of the Treasury Obligations or the Units of the Trust, whose net asset value will fluctuate and, prior to maturity, may be worth more or less than a purchaser's acquisition cost. This Trust is intended to achieve its objective over the life of the Trust and as such is best suited for those investors capable of holding such Units to maturity.

     Indiana Growth Securities Trust 1996 Series was formed with the investment objective of obtaining capital appreciation and income through investment in a fixed portfolio of equity securities issued by companies which are headquartered or incorporated in Indiana, however, up to 10% of the portfolio may be outside of the State of Indiana ("Equity Securities").

     Units of the Trusts are not deposits or obligations of, or guaranteed by, any bank, and the Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   This Prospectus includes two Parts. This Prospectus Part One may not be distributed without Part Two. The investor is advised to read and retain both parts of this Prospectus for future reference.

   THIS PROSPECTUS PART ONE IS DATED AS OF THE DATE OF PROSPECTUS PART TWO.

     SUMMARY

     The Fund. Indiana Growth & Treasury Securities Trust 1996 Series and Indiana Growth Securities Trust 1996 Series are each separate underlying unit investment trusts included in EVEREN Unit Investment Trusts, Series 49, an investment company registered under the Investment Company Act of 1940.

     Each Trust initially consists of securities and delivery statements (i.e., contracts) to purchase securities selected in accordance with the investment strategy of the Trust. For the criteria used by the Underwriter in selecting the Securities, see "The Trust Portfolios." The value of all portfolio Securities and, therefore, the value of the Units may be expected to fluctuate in value depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of securities in general and the Securities in particular. Capital appreciation and dividend income are, of course, dependent upon several factors including, among other factors, the financial condition of the issuers of the Securities (see "The Trust Portfolios").

     Additional Units of the Trusts may be issued at any time by depositing in the Trusts additional Securities or contracts to purchase additional Securities together with irrevocable letters of credit or cash as provided under "The Fund."

     Each Unit of a Trust initially offered represents that undivided interest in the related Trust indicated under "Essential Information" in Part Two. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in each Trust represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in each Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

     Public Offering Price. The Public Offering Price per Unit of each Trust is based on the underlying value of the Securities in the related Trust plus a sales charge of 4.90% of the Public Offering Price (equivalent to 5.152% of the net amount invested). After the initial offering period, the secondary market Public Offering Price will be equal to the aggregate underlying value of the Securities in the related Trust plus the applicable sales charge described under "Public Offering of Units-Public Offering Price." The sales charge is reduced on a graduated scale for sales involving at least 10,000 Units of a Trust or $100,000 and will be applied on whichever basis is more favorable to the investor.

     Distributions of Income and Capital. Dividends, if any, received by a Trust will be distributed twice annually and any funds in the Capital Account will also be made annually. See "Unitholders-Distributions to Unitholders." Income with respect to the accrual of original issue discount on the Treasury Obligations in the Growth & Treasury Trust will not be distributed currently, although Unitholders of such Trust will be subject to income tax at ordinary income rates as if a distribution had occurred.

     Reinvestment. Each Unitholder may elect to have distributions of income, capital gains and/or capital on their Units automatically invested into additional Units of the related Trust without a sales charge. Such distributions will be reinvested without charge to the participant on each applicable Distribution Date. See "Unitholders-Distribution Reinvestment."

     Market for Units. While under no obligation to do so, the Sponsor intends to, and certain dealers may, maintain a market for the Units of the Trusts and offer to repurchase such Units at prices subject to change at any time which are based on the underlying closing bid prices of the Securities in the Trust (offer prices during the initial offering period). If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor and/or the dealers may either discontinue all purchases of Units or discontinue purchases of Units at such prices. A Unitholder may also dispose of Units through redemption at the Redemption Price on the date of tender to the Trustee. See "Redemption-Computation of Redemption Price."

     Redemption in Kind. Upon redemption of Units or termination of the Growth Trust a Unitholder generally may request to receive in lieu of cash his share of each of the Equity Securities then held by the Growth Trust, if
(1) he would be entitled to receive at least $25,000 of proceeds or if he paid at least $25,000 to acquire the Units being tendered and (2) he has tendered for redemption prior to June 25, 2003. Upon termination of the Growth & Treasury Trust a Unitholder generally may request to receive in lieu of cash his share of each of the Equity Securities then held by the Growth & Treasury Trust, if (1) he would be entitled to receive at least $50,000 of proceeds or if he paid at least $50,000 to acquire the Units being tendered and (2) he has requested an in-kind distribution prior to February 10, 2007. Unitholders of the Growth & Treasury Trust requesting an in-kind distribution of Equity Securities upon termination will receive cash representing their pro rata share of the proceeds from the Treasury Obligations. See "Redemption" and "Administration of the Trusts-Amendment and Termination."

     Termination. No later than the date specified for each Trust under the Mandatory Termination Date in "Essential Information" in Part Two, Securities will begin to be sold in connection with the termination of the related Trust and it is expected that all Securities will be sold within a reasonable amount of time after the Mandatory Termination Date. The Sponsor will determine the manner, timing and execution of the sale of the underlying Securities. At termination, Unitholders not electing an in-kind distribution will receive a cash distribution within a reasonable time after the related Trust is terminated. See "Unitholders-Distributions to Unitholders" and "Administration of the Trusts-Amendment and Termination."

     Risk Factors. An investment in the Trusts should be made with an understanding of the risks associated therewith, including the possible deterioration of either the financial condition of the issuers or the general condition of the stock market, volatile interest rates and economic recession. For risk considerations related to the Trusts, see "Risk Factors."

     THE FUND

     Indiana Growth & Treasury Securities Trust 1996 Series and Indiana Growth Securities Trust 1996 Series (the "Trusts") are separate underlying unit investment trusts included in EVEREN Unit Investment Trusts, Series 49 (the "Fund"), which was created under the laws of the State of New York pursuant to a trust indenture (the "Trust Agreement") dated the Initial Date of Deposit.* The sponsor of the Trusts is Ranson & Associates, Inc. (the "Sponsor") and the trustee is The Bank of New York (the "Trustee"). On November 26, 1996, Ranson & Associates, Inc. purchased all existing unit investment trusts sponsored by EVEREN Securities, Inc. Accordingly, Ranson & Associates, Inc. is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc.

     Indiana Growth & Treasury Securities Trust 1996 Series (the "Growth & Treasury Trust") was formed with the investment objective of protecting Unitholders' capital and obtaining capital appreciation and income through investment in a fixed portfolio of "zero coupon" U.S. Treasury bonds ("Treasury Obligations") and equity securities issued by companies which are headquartered or incorporated in Indiana, however, up to 10% of the portfolio may be outside of the State of Indiana ("Equity Securities").

     The Growth & Treasury Trust has been organized so that purchasers of Units should receive, at the termination of the Trust, an amount per Unit at least equal to $10.00 (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Growth & Treasury Trust never paid a dividend and the value of the Equity Securities were to decrease to zero, which the Underwriter considers highly unlikely. Furthermore, the Sponsor will take such steps in connection with the deposit of additional Securities in the Growth & Treasury Trust as are necessary to maintain a maturity value of the Units of such Trust at least equal to $10.00 per Unit. The receipt of only $10.00 per Unit upon termination of the Growth & Treasury Trust (an event which the Underwriter considers highly unlikely) represents a substantial loss on a present value basis. At current interest rates as of the Initial Date of Deposit, the present value of receiving $10.00 per Unit as of the termination of the Growth & Treasury Trust was approximately $4.75 per Unit (the present value is indicated by the amount per Unit which is invested in Treasury Obligations). Furthermore, the $10.00 per Unit in no respect protects investors against diminution in the purchasing power of their investment due to inflation (although expectations concerning inflation are a component in determining prevailing interest rates, which in turn determine present values). If inflation were to occur at the rate of 5% per annum during the period ending at the termination of the Growth & Treasury Trust, the present dollar value of $10.00 per Unit at the termination of the Trust would be approximately $5.95 per Unit as of the Initial Date of Deposit.


--------------------
* Reference is made to the Trust Agreement and any statement contained herein is qualified in its entirety by the provisions of the Trust Agreement.

     Indiana Growth Securities Trust 1996 Series (the "Growth Trust") was formed with the investment objective of obtaining capital appreciation and income through investment in a fixed portfolio of equity securities issued by companies which are headquartered or incorporated in Indiana, however, up to 10% of the portfolio may be outside of the State of Indiana ("Equity Securities").

     There is, of course, no guarantee that either Trust will achieve its objective. As used herein, the term "Securities" means the common stocks and U.S. Treasury obligations, if any, (including contracts for the purchase thereof) initially deposited in the Trusts and described in the portfolios and any additional common stocks and U.S. Treasury obligations acquired and held by the Trusts pursuant to the provisions of the Trust Agreement.

     On the Initial Date of Deposit, the Sponsor delivered to the Trustee Securities or contracts for the purchase thereof for deposit in each Trust. Subsequent to the Initial Date of Deposit, the Sponsor may deposit additional Securities or contracts to purchase additional Securities along with cash (or a bank letter of credit in lieu of cash) to pay for such contracted Securities provided that such additional deposits will be made as follows. Such additional deposits into the Growth & Treasury Trust will be in amounts which will maintain, for the first 90 days, as closely as possible the same original proportionate relationship of the Treasury Obligations and Equity Securities in such Trust as established by the initial deposit of Securities and, thereafter, the same proportionate relationship that existed on such 90th day. Such deposits of additional Securities in the Growth & Treasury Trust will, therefore, be done in such a manner that the maturity value of the Treasury Obligations represented by each Unit should always be an amount at least equal to $10.00, and that the original proportionate relationship among the individual Equity Securities shall be maintained. On a cost basis to the Growth & Treasury Trust, the original percentage relationship on the Initial Date of Deposit was approximately 52.5% Treasury Obligations and approximately 47.5% Equity Securities. Such additional deposits into the Growth Trust will be in amounts which will maintain, for the first 90 days, as closely as possible the same original percentage relationship among the number of shares of each Equity Security in such Trust established by the initial deposit of Equity Securities and, thereafter, the same percentage relationship that existed on such 90th day. Thus, although additional Units will be issued, each Unit in the Growth Trust will continue to represent approximately the same number of shares of each Equity Security, and the percentage relationship among the shares of each Equity Security in such Trust will remain the same. The required percentage relationship among the Equity Securities in the Trusts will be adjusted to reflect the occurrence of a stock dividend, a stock split or a similar event which affects the capital structure of the issuer of an Equity Security in the Trusts but which does not affect a Trust's percentage ownership of the common stock equity of such issuer at the time of such event.

     Each Trust consists of (a) the Securities listed under "Portfolio" in Part Two as may continue to be held from time to time in such Trust, (b) any additional Securities acquired and held by such Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities. However, should any contract for the purchase of any of the Securities initially deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in the related Trust to cover such purchase are reinvested in substitute Securities in accordance with the Trust Agreement, refund the cash and sales charge attributable to such failed contract to all Unitholders on the next Distribution Date.

     On the Initial Date of Deposit, the Sponsor delivered to the Trustee Securities or contracts for the purchase thereof for deposit in each Trust. For the Securities so deposited, the Trustee delivered to the Sponsor documentation evidencing the ownership of that number of Units of the related Trust set forth under "Essential Information" in Part Two.


     THE TRUST PORTFOLIOS

     Indiana Growth & Treasury Securities Trust 1996 Series seeks to protect Unitholders' capital and provide for capital appreciation and income through investment in a fixed portfolio of "zero coupon" U.S. Treasury bonds and equity securities issued by companies which are headquartered or incorporated in Indiana, however, up to 10% of the portfolio may be outside of the State of Indiana. Indiana Growth Securities Trust 1996 Series seeks to provide capital appreciation and income through investment in a fixed portfolio of equity securities issued by companies which are headquartered or incorporated in Indiana, however, up to 10% of the portfolio may be outside of the State of Indiana. At all times the Growth Trust will hold at least 80% of its assets in equity securities.

     The Securities were selected, as of the Initial Date of Deposit, by City Securities Corporation, the Fund's Underwriter. The Underwriter selected the Securities based on their growth and capital appreciation potential, asset quality, and strength, among other criteria.

     Although there can be no assurance that the Equity Securities will appreciate in value over the life of the Trusts, over time stock investments have generally out-performed most other asset classes. However, it should be remembered that common stocks carry greater risks, including the risk that the value of an investment can decrease (see "Risk Factors"), and past performance is no guarantee of future results.


     RISK FACTORS

     Equity Securities. An investment in Units of a Trust should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers of the Equity Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus, in the value of the Units) or the risk that holders of common stock have a right to receive payments from the issuers of those stocks that is generally inferior to that of creditors of, or holders of debt obligations issued by, the issuers and that the rights of holders of common stock generally rank inferior to the rights of holders of preferred stock. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

     Holders of common stock incur more risk than the holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stock issued by the issuer. Holders of common stock of the type held by the portfolio have a right to receive dividends only when and if, and in the amounts, declared by the issuer's Board of Directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stock have the right to receive dividends at a fixed rate when and as declared by the issuer's Board of Directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital debt securities. Indeed, the issuance of debt securities or even preferred stock will create prior claims for payment of principal, interest, liquidation preferences and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the stocks remain outstanding. The value of the Equity Securities in the portfolios thus may be expected to fluctuate over the entire life of a Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

     Whether or not the Equity Securities are listed on a national security exchange, the principal trading market for the Equity Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Equity Securities may depend on whether dealers will make a market in the Equity Securities. There can be no assurance that a market will be made for any of the Equity Securities, that any market for the Equity Securities will be maintained or of the liquidity of the Equity Securities in any markets made. In addition, a Trust is restricted under the Investment Company Act of 1940 from selling Equity Securities to the Sponsor. The price at which the Equity Securities may be sold to meet redemptions and the value of a Trust will be adversely affected if trading markets for the Equity Securities are limited or absent.

     Treasury Obligations. The Treasury Obligations deposited in the Growth & Treasury Trust consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment, but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments.

     General. Investors should note that additional Units may be offered to the public. This may have an effect upon the value of previously existing Units. To create additional Units the Sponsor will purchase additional Securities. Brokerage fees incurred in purchasing such Securities will be an expense of the related Trust. Thus, payment of brokerage fees by a Trust will affect the value of every Unit and the net income per Unit received by the Trust. In particular, Unitholders who purchase Units during the primary offering period of the Units would experience a dilution of their investment as a result of any brokerage fees paid by a Trust during subsequent deposits of additional Securities.

     From time to time Congress considers proposals to reduce the rate of the dividends-received deduction. Enactment into law of a proposal to reduce the rate would adversely affect the after-tax return to investors who can take advantage of the deduction. Unitholders are urged to consult their own tax advisers. Further, at any time after the Initial Date of Deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted with respect to the Securities in a Trust or the issuers of the Securities. There can be no assurance that future litigation or legislation will not have a material adverse effect on a Trust or will not impair the ability of issuers to achieve their business goals.


     FEDERAL TAX STATUS

     The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code"). Unitholders should consult their tax advisers in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trusts. For purposes of the following discussion and opinion, it is assumed that interest on the Treasury Obligations is included in gross income for Federal income tax purposes and that the Treasury Obligations are debt for Federal income tax purposes and that the Equity Securities are equity for Federal income tax purposes.

     In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

          1. Each Trust is not an association taxable as a corporation for Federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of a Trust under the Code; and the income of each Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by a Trust.

          2. Each Unitholder will have a taxable event when a Trust disposes of an Equity Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unitholder. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all the assets of the Trust. Such basis is determined (before adjustments described below) by apportioning the tax basis for the Units among each of the Trust's assets, according to the value as of the valuation date nearest the date of acquisition of the Units. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for Unitholders holding securities that are substantially identical to the Securities. Unitholders should consult their own tax advisors with regard to the calculation of basis. The Treasury Obligations held by the Growth & Treasury Trust are treated as stripped bonds and may be treated as bonds issued at an original issue discount as of the date a Unitholder purchases his Units. Because the Treasury Obligations represent interests in "stripped" U.S. Treasury bonds, a Unitholder's tax basis for his pro rata portion of each Treasury Obligation held by the Growth & Treasury Trust (determined at the time his acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for Federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unitholder of the Growth & Treasury Trust will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Treasury Obligations held by the Trust as such original issue discount accrues and will in general be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a "de minimis" amount as determined under Treasury Regulations relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount is generally treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury Obligations, this method will generally result in an increasing amount of income to the Unitholders of the Growth & Treasury Trust each year. Unitholders of the Growth & Treasury Trust should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount. For Federal income tax purposes, a Unitholder's pro rata portion of dividends, as defined by Section 316 of the Code, paid by a corporation with respect to an Equity Security held by a Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits." A Unitholder's pro rata portion of dividends paid on such Equity Security which exceed such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Equity Security shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unitholder has held his Units.

          3. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Equity Securities held by a Trust will generally be considered a capital gain except in the case of a dealer or a financial institution. A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Equity Securities held by a Trust will generally be considered a capital loss except in the case of a dealer or a financial institution. Unitholders should consult their tax advisers regarding the recognition of such capital gains and losses for Federal income tax purposes.

     Dividends Received Deduction. A Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Equity Security when such dividends are received by a Trust. Unitholders will be taxed in this manner regardless of whether distributions from a Trust are actually received by the Unitholder or are automatically reinvested.

     A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by a Trust (to the extent such dividends are taxable as ordinary income, as discussed above) in the same manner as if such corporation directly owned the Equity Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46-day holding requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unitholders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction.

     Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by a Trust is deductible by the Unitholder to the same extent as though the expense has been paid directly by him, subject to the following limitation. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of a Trust as miscellaneous itemized deductions subject to this limitation.

     Recognition of Taxable Gain or Loss Upon Disposition of Securities by a Trust or Disposition of Units. As discussed above, a Unitholder may recognize taxable gain (or loss) when an Equity Security is disposed of by a Trust or if the Unitholder disposes of a Unit. For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) are subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding period of the capital assets. In particular, net capital gain, excluding net gain from property held more than one year but not more than 18 months and gain on certain other assets, is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Net capital gain that is not taxed at the maximum marginal stated tax rate of 20% (or 10%) as described in the preceding sentence, is generally subject to a maximum marginal stated tax rate of 28%. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. It should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

     In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

     If the Unitholder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Securities represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Tax Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, off-setting notional principal contracts, futures or forward contracts, or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisers with regard to such constructive sales rules.

     Special Tax Consequences of In-Kind Distributions Upon Redemption of Units (for the Growth Trust) or Termination of a Trust. As discussed in "Unitholders-Distributions to Unitholders", under certain circumstances a Unitholder may request an In-Kind Distribution upon the redemption of Units or the termination of a Growth Trust and only upon the termination of the Growth & Treasury Trust. The Unitholder requesting an In-Kind Distribution will be liable for expenses related thereto (the "Distribution Expenses") and the amount of such In-Kind Distribution will be reduced by the amount of the Distribution Expenses. See "Unitholders-Distributions to Unitholders." Treasury Obligations held by the Growth & Treasury Trust will not be distributed to a Unitholder as part of an In-Kind Distribution. The tax consequences relating to the sale of Treasury Obligations are discussed above. As previously discussed, prior to the redemption of Units or the termination of a Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust assets for Federal income tax purposes. The receipt of an In-kind Distribution upon the redemption of Units (for the Growth Trust) or the termination of a Trust will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.

     The potential tax consequences that may occur under an In-Kind Distribution will depend on whether the Unitholder receives cash in addition to Equity Securities. An "Equity Security" for this purpose is a particular class of stock issued by a particular corporation (and does not include the Treasury Obligations). A Unitholder will not recognize gain or loss if a Unitholder only receives Equity Securities in exchange for his or her pro rata portion in the Equity Securities held by a Trust. However, if a Unitholder also receives cash in exchange for a fractional share of an Equity Security held by a Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of an Equity Security held by a Trust.

     Because each Trust will own many Securities, a Unitholder who requests an In-Kind Distribution will have to analyze the tax consequences with respect to each Equity Security owned by such Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Equity Security owned by a Trust. Unitholders who request an In-Kind Distribution are advised to consult their tax advisers in this regard.

     Computation of the Unitholder's Tax Basis. Initially, a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder for his Units. The cost of the Units is allocated among the Equity Securities held in a Trust in accordance with the proportion of the fair market values of such Equity Securities on the valuation date nearest to the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Equity Security.

     A Unitholder's tax basis in his Units and his pro rata portion of an Equity Security held by a Trust will be reduced to the extent dividends paid with respect to such Equity Security are received by a Trust which are not taxable as ordinary income as described above.

     General. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified by the Internal Revenue Service that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by a Trust (other than those that are not treated as U.S. source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations in the Growth & Treasury Trust may not be subject to taxation or withholding provided certain requirements are met).  Such persons should consult their tax advisers.

     Unitholders will be notified annually of the amounts of original issue discount (in the case of the Growth & Treasury Trust) and dividend income and long-term capital gains distributions includible in the Unitholder's gross income and amounts of Trust expenses which may be claimed as itemized deductions.

     Unitholders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.

     The foregoing discussion relates only to the tax treatment of U.S. Unitholders with regard to Federal income tax. Unitholders may be subject to state and local taxation and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unitholder" means an owner of a Unit of a Trust that (a) is (i) for United States federal income tax purposes of citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable.

     PUBLIC OFFERING OF UNITS

     Public Offering Price. Units of the Trusts are offered at the Public Offering Price (which is based on the aggregate underlying value of the Securities in each Trust and includes a sales charge of 4.90% of the Public Offering Price which charge is equivalent to 5.152% of the net amount invested) plus a pro rata share of any accumulated dividends in the Income Account of each Trust. In addition, the proportionate share of any undistributed cash held in the Capital Account of each Trust will be added to the Public Offering Price per Unit.

     The sales charge per Unit of the Trusts will be reduced pursuant to the following graduated scale:

                                                  PERCENT OF  PERCENT OF
                                                   OFFERING   NET AMOUNT
NUMBER OF UNITS*                                    PRICE      INVESTED
Less than 10,000                                    4.90%       5.152%
10,000 but less than 25,000                         4.50        4.712
25,000 but less than 50,000                         4.30        4.493
50,000 but less than 100,000                        3.50        3.627
100,000 or more                                     3.00        3.093

     Officers, directors and employees of the Underwriter and its affiliates and registered representatives of selling firms may purchase Units of the Trusts without a sales charge. Units may be purchased in the primary or secondary market at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units") by investors who purchase Units through registered broker-dealers who charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

     As indicated above, the initial Public Offering Price of the Units was established by adding to the determination of the aggregate underlying value of the Securities an amount equal to 5.152% of such value and dividing the sum so obtained by the number of Units outstanding. Such underlying value shall include the proportionate share of any cash held in the Capital Account. This computation produced a gross underwriting profit equal to 4.90% of the Public Offering Price. Such price determination as of the opening of business on the Initial Date of Deposit was made on the basis of an evaluation of the Securities in each Trust prepared by the Trustee. After the opening of business on the Initial Date of Deposit, the Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of 3:15 P.M. Central time on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received at or prior to 3:15 p.m. Central time on each such day. Orders received by the Trustee, Sponsor, Underwriter or any dealer for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price.

     The value of the Securities is determined on each business day by the Evaluator based on the closing offer prices for the Securities in the initial offering period and the closing bid price in the secondary market, or by taking into account the same factors referred to under "Redemption-Computation of Redemption Price."

--------------------
* The breakpoint sales charges are also applied on a dollar basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor.

     The minimum purchase in both the primary and secondary markets is 100
Units.

     Public Distribution of Units. During the initial offering period, Units of the Trusts will be distributed to the public at the Public Offering Price thereof. Upon the completion of the initial offering, Units which remain unsold or which may be acquired in the secondary market (see "Market for Units") may be offered at the Public Offering Price determined in the manner provided above.

     Units will be sold through the Underwriter, dealers who are members of the National Association of Securities Dealers, Inc. and through others.
Sales may be made to or through dealers at prices which represent discounts from the Public Offering Price as set forth below. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in the amounts shown below. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. The Underwriter reserves the right to change the discounts set forth below from time to time. The difference between the discount and the sales charge will be retained by the Underwriter and the Sponsor.

                                                                REGULAR
                                                              CONCESSION
                                                               OR AGENCY
NUMBER OF UNITS*                                              COMMISSION
Less than 10,000                                                 4.0%
10,000 but less than 25,000                                      3.6
25,000 but less than 50,000                                      3.4
50,000 but less than 100,000                                     2.6
100,000 or more                                                  2.1

The Sponsor and Underwriter reserve the right to reject, in whole or in part, any order for the purchase of Units.

     Sponsor and Underwriter Profits. The Underwriter will receive gross sales charges equal to the percentage of the Public Offering Price of the Units of the Trusts as stated under "Public Offering Price." Any quantity discount provided to investors will be borne by the Underwriter or the selling dealer or agent. The Sponsor may realize a profit (or sustain a loss) as of the Initial Date of Deposit resulting from the difference between the

--------------------
* The breakpoint discounts are also applied on a dollar basis utilizing a breakpoint equivalent in the above table of $10 per Unit.

purchase prices of the Securities to the Sponsor and the cost of such Securities to the Trusts, which is based on the evaluation of the Securities on the Initial Date of Deposit. Thereafter, on subsequent deposits the Sponsor may realize profits or sustain losses from such deposits. The Sponsor and Underwriter may realize additional profits or losses during the initial offering period on unsold Units as a result of changes in the daily market value of the Securities in the Trusts.

     MARKET FOR UNITS

     The Sponsor intends to, subject to change at any time, maintain a market for Units of the Trusts offered hereby and to continuously offer to purchase said Units at prices, determined by the Evaluator, based on the closing bid prices of the underlying Securities. The aggregate bid prices of the underlying Securities are expected to be less than the related aggregate offering prices (which is the evaluation method used during the initial public offering period). Accordingly, Unitholders who wish to dispose of their Units should inquire of their broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof. The offering price of any Units resold by the Sponsor will be in accord with that described in the currently effective prospectus describing such Units. Any profit or loss resulting from the resale of such Units will belong to the Sponsor. The Sponsor may suspend or discontinue purchases of Units of the Trusts if the supply of Units exceeds demand, or for other business reasons.

     REDEMPTION

     General. A Unitholder who does not dispose of Units in the secondary market described above may cause Units to be redeemed by the Trustee by making a written request to the Trustee at its unit investment trust office in the city of New York and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $25,000 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchasers.

     Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "Redemption Date") by payment of cash equivalent to the Redemption Price for the related Trust, determined as set forth below under "Computation of Redemption Price," as of the evaluation time stated under "Essential Information" in Part Two, next following such tender, multiplied by the number of Units being redeemed. Any Units redeemed shall be canceled and any undivided fractional interest in the related Trust extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Securities in the related Trust at the time of redemption.

     Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

     Any amounts paid on redemption representing unpaid dividends shall be withdrawn from the Income Account of the related Trust to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Capital Account for the related Trust. The Trustee is empowered to sell Securities for the Trusts in order to make funds available for the redemption of Units. Such sale may be required when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. With respect to the Growth & Treasury Trust, Equity Securities will be sold to meet redemptions of Units before Treasury Obligations, although Treasury Obligations may be sold if the Growth & Treasury Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of such Trust at least equal to $10.00 per Unit.

     Unitholders of the Growth Trust only tendering Units for redemption may request a distribution in kind (a "Distribution In Kind") from the Trustee in lieu of cash redemption. A Unitholder of the Growth Trust may request a Distribution In Kind of an amount and value of Equity Securities per Unit equal to the Redemption Price per Unit as determined as of the evaluation time next following the tender, provided that (1) the tendering Unitholder is entitled to receive at least $25,000 of proceeds as part of his or her distribution or paid at least $25,000 to acquire the Units being tendered and
(2) the Unitholder has elected to redeem prior to the date specified under "Redemption In Kind" on page 3 of this Prospectus. Unitholders of the Growth & Treasury Trust may request a Distribution In Kind of their pro rata portion of Equity Securities from the Trustee at termination of such Trust only. A Unitholder of the Growth & Treasury Trust may request a Distribution In Kind of an amount and value of Equity Securities per Unit at the termination of such Trust, provided that (1) the Unitholder is entitled to receive at least $50,000 of proceeds as part of his or her distribution or paid at least $50,000 to acquire his Units and (2) the Unitholder elects to receive a Distribution In Kind prior to the date specified under "Redemption In Kind" in the "Summary" of this Prospectus. If the Unitholder meets these requirements, a Distribution In Kind will be made by the Trustee through the distribution of each of the Equity Securities of the related Trust in book entry form to the account of the Unitholder's bank or broker-dealer at Depository Trust Company. The tendering Unitholder shall be entitled to receive whole shares of each of the Equity Securities comprising the portfolio of the related Trust and cash from the Capital Account equal to the fractional shares to which the tendering Unitholder is entitled. Unitholders of the Growth & Treasury Trust electing a Distribution In Kind at the termination of such Trust will receive cash representing their pro rata portion of the proceeds of the Treasury Obligations. The Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Units and the value of the Securities distributed in kind as of the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities. The in kind redemption option may be terminated by the Sponsor on a date other than that specified under "Redemption In Kind" in the "Summary" of this Prospectus upon notice to the Unitholders prior to the specified date.

     To the extent that Securities are redeemed in kind or sold, the size (and possibly the diversity) of a Trust will be reduced but each remaining Unit will continue to represent approximately the same proportional interest in each Security. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption.

     The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Trustee of Securities is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the underlying Securities in accordance with the Trust Agreement; or (3) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

     Computation of Redemption Price.  The Redemption Price per Unit
(as well as the secondary market Public Offering Price) will generally be determined on the basis of the closing bid price of the Securities in the related Trust. On the Initial Date of Deposit, the Public Offering Price per Unit (which is based on the closing offer prices of the Securities and includes the sales charge) exceeded the value at which Units could have been redeemed by the amount shown under "Essential Information" in Part Two. While the Trustee has the power to determine the Redemption Price per Unit when Units are tendered for redemption, such authority has been delegated to the Evaluator which determines the price per Unit on a daily basis. The Redemption Price per Unit is the pro rata share of each Unit in the related Trust determined on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected and (ii) the value of the Securities in the Trust less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) any amount owing to the Trustee for its advances and (c) the accrued expenses of the Trust. The value of the Treasury Obligations is based on the bid side evaluation of such Treasury
Obligations as determined by the Evaluator. The Evaluator may determine the value of the Equity Securities in the Trusts in the following manner:
if the Equity Security is listed on a national securities exchange or the Nasdaq National Market, the evaluation will generally be based on the closing bid price on the exchange or Nasdaq (unless the Evaluator deems the price inappropriate as a basis for evaluation). If the Equity Security is not so listed or, if so listed and the principal market for the Equity Security is other than on the exchange or system, the evaluation will generally be made by the Evaluator in good faith based on the last bid price on the over-the-counter market (unless the Evaluator deems such price inappropriate as a basis for evaluation) or, if a bid price is not available, (1) on the basis of the current bid price for comparable securities, (2) by the Evaluator's appraising the value of the Equity Securities in good faith at the bid side of the market or (3) by any combination thereof. See "Public Offering of Units-Public Offering Price."

     RETIREMENT PLANS

     The Trusts may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans, certain of which are briefly described below.

     Generally, capital gains and income received under each of the foregoing plans are deferred from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. The Trusts will waive the $1,000 minimum investment requirement for IRA accounts. The minimum investment is $250 for tax-deferred plans such as IRA accounts. Fees and charges with respect to such plans may vary.

     Individual Retirement Account-IRA. Any individual under age 70-1/2 may contribute the lesser of $2,000 or 100% of compensation to an IRA annually. Such contributions are fully deductible if the individual (and spouse if filing jointly) are not covered by a retirement plan at work. The deductible amount an individual may contribute to an IRA will be reduced $10 for each $50 of adjusted gross income over $25,000 ($40,000 if married, filing jointly or $0 if married, filing separately), if either an individual or their spouse (if married, filing jointly) is an active participant in an employer maintained retirement plan. Thus, if an individual has adjusted gross income over $35,000 ($50,000 if married, filing jointly or $0 if married, filing separately) and if an individual or their spouse is an active participant in an employer maintained retirement plan, no IRA deduction is permitted. Under the Code, an individual may make nondeductible contributions to the extent deductible contributions are not allowed. All distributions from an IRA (other than the return of certain excess contributions) are treated as ordinary income for Federal income taxation purposes provided that under the Code an individual need not pay tax on the return of nondeductible contributions, the amount includible in income for the taxable year is the portion of the amount withdrawn for the taxable year as the individual's aggregate nondeductible IRA contributions bear to the aggregate balance of all IRAs of the individual.

     A participant's interest in an IRA must be, or commence to be, distributed to the participant not later than April 1 of the calendar year following the year during which the participant attains age 70-1/2. Distributions made before attainment of age 59-1/2, except in the case of the participant's death or disability, or where the amount distributed is to be rolled over to another IRA, or where the distributions are taken as a series of substantially equal periodic payments over the participant's life or life expectancy (or the joint lives or life expectancies of the participant and the designated beneficiary) are generally subject to a surtax in an amount equal to 10% of the distribution. The amount of such periodic payments may not be modified before the later of five years or attainment of age 59-1/2. Excess contributions are subject to an annual 6% excise tax.

     IRA applications, disclosure statements and trust agreements are available from the Sponsor upon request.

     Qualified Retirement Plans. Units of the Trusts may be purchased by qualified pension or profit sharing plans maintained by corporations, partnerships or sole proprietors. The maximum annual contribution for a participant in a money purchase pension plan or to paired profit sharing and pension plans is the lesser of 25% of compensation or $30,000. Prototype plan documents for establishing qualified retirement plans are available from the Sponsor upon request.

     Excess Distributions Tax. In addition to the other taxes due by reason of a plan distribution, a tax of 15% may apply to certain aggregate distributions from IRAs, Keogh plans, and corporate retirement plans to the extent such aggregate taxable distributions exceed specified amounts (generally $150,000, as adjusted) during a tax year. This 15% tax will not apply to distributions on account of death, qualified domestic relations orders or amounts rolled over to an eligible plan. In general, for lump sum distributions the excess distribution over $750,000 (as adjusted) will be subject to the 15% tax.

     The Trustee has agreed to act as custodian for certain retirement plan accounts. An annual fee of $12.00 per account, if not paid separately, will be assessed by the Trustee and paid through the liquidation of shares of the reinvestment account. An individual wishing the Trustee to act as custodian must complete an Ranson UIT/IRA application and forward it along with a check made payable to The Bank of New York. Certificates for Individual Retirement Accounts can not be issued.

     UNITHOLDERS

     Ownership of Units. Ownership of Units of the Trusts will not be evidenced by certificates unless a Unitholder, the Unitholder's registered broker/dealer or the clearing agent for such broker/dealer makes a written request to the Trustee. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred.
Such signatures must be guaranteed as stated under "Redemption-General."

     Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any multiple thereof, subject to each Trust's minimum investment requirement of 100 Units or $1,000. Fractions of Units, if any, will be computed to three decimal places. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate re-issued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

     Distributions to Unitholders. Income received by a Trust (other than accreted interest on any Treasury Obligations) is credited by the Trustee to the Income Account of such Trust. Other receipts are credited to the Capital Account of a Trust. Income received by a Trust will be distributed on or shortly after each Distribution Date on a pro rata basis to Unitholders of record as of the preceding Record and Computation Date. All distributions will be net of applicable expenses. There is no assurance that any actual distributions will be made since all dividends received may be used to pay expenses. In addition, amounts from the Capital Account of each Trust, if any, will be distributed at least annually to the Unitholders then of record. Proceeds received from the disposition of any of the Securities after a record date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date applicable to the Capital Account. The Trustee shall be required to make a distribution from the Capital Account as described under "Essential Information" in Part Two. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds). The Trustee is authorized to reinvest any funds held in the Capital or Income Accounts, pending distribution, in U.S. Treasury obligations which mature on or before the next applicable Distribution Date. Any obligations so acquired must be held until they mature and proceeds therefrom may not be reinvested. Income with respect to the original issue discount on the Treasury Obligations in the Growth & Treasury Trust will not be distributed currently, although Unitholders will be subject to Federal income tax as if a distribution had occurred. See "Federal Tax Status."

     The distribution to the Unitholders as of each record date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the dividend distributions then held in the Income Account after deducting estimated expenses. Because dividends are not received by the Trusts at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. A person will become the owner of Units, and thereby a Unitholder of record, on the date of settlement provided payment has been received. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

     As of the first day of each month, the Trustee will deduct from the Income Account of each Trust and, to the extent funds are not sufficient therein, from the Capital Account of each Trust amounts necessary to pay the expenses of the related Trust (as determined on the basis set forth under "Expenses of the Trusts"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of each Trust. Amounts so withdrawn shall not be considered a part of each Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts of the Trusts such amounts as may be necessary to cover redemptions of Units.

     Distribution Reinvestment. Unitholders may elect to have distributions of capital (including capital gains, if any) or dividends or both automatically invested without charge into additional Units of the related Trust. Unitholders who desire to have such distributions automatically reinvested should inform their broker at the time of purchase or should file with the Program Agent referred to below a written notice of election.

     Unitholders who are receiving distributions in cash may elect to participate in distribution reinvestment by filing with the Program Agent an election to have such distributions reinvested without charge. Such election must be received by the Program Agent at least ten days prior to the Record and Computation Date applicable to any distribution in order to be in effect for such Record and Computation Date. Any such election shall remain in effect until a subsequent notice is received by the Program Agent. See "Unitholders-Distributions to Unitholders."

     The Program Agent is The Bank of New York. All inquiries concerning participating in distribution reinvestment should be directed to The Bank of New York at its unit investment trust division office.

     Statements to Unitholders. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of income and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

     The accounts of each Trust are required to be audited annually, at the related Trust's expense, by independent public accountants designated by the Sponsor, unless the Sponsor determines that such an audit would not be in the best interest of the Unitholders of the Trusts. The accountants' report will be furnished by the Trustee to any Unitholder of the related Trust upon written request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder of the Trusts a statement, covering the calendar year, setting forth for the related Trust:

          A.   As to the Income Account:

               1.   Income received;

               2. Deductions for applicable taxes and for fees and expenses of the Trust and for redemptions of Units, if any; and

               3. The balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and

          B.   As to the Capital Account:

               1. The dates of disposition of any Securities and the net proceeds received therefrom;

               2. Deductions for payment of applicable taxes and fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination; and

               3. The balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and

          C.   The following information:

               1. A list of the Securities as of the last business day of such calendar year;

               2. The number of Units outstanding on the last business day of such calendar year;

               3. The Redemption Price based on the last evaluation made during such calendar year;

               4. The amount actually distributed during such calendar year from the Income and Capital Accounts separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for each such distribution.

     Rights of Unitholders. A Unitholder may at any time tender Units to the Trustee for redemption. The death or incapacity of any Unitholder will not operate to terminate a Trust nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of a Trust.

     No Unitholder shall have the right to control the operation and management of the Trusts in any manner, except to vote with respect to the amendment of the Trust Agreement or termination of the Trusts.

     INVESTMENT SUPERVISION

     Each Trust is a unit investment trust and is not an "actively managed" fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The portfolio of each Trust, however, will not be actively managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its securities from the portfolio.

     The Trust Agreement provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security in certain events such as the issuer having defaulted on the payment on any of its outstanding obligations or the price of a Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor the retention of such Securities would be detrimental to a Trust. Treasury Obligations in the Growth & Treasury Trust may be sold by the Trustee only pursuant to the liquidation of such Trust or to meet redemption requests. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other properties acquired in exchange for Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by the Trust, they may be accepted for deposit in a Trust and either sold by the Trustee or held in a Trust pursuant to the direction of the Sponsor. Proceeds from the sale of Securities (or any securities or other property received by a Trust in exchange for Securities) are credited to the Capital Account for distribution to Unitholders or to meet redemptions.
Except as stated under "The Fund" for failed securities and as provided herein, the acquisition by a Trust of any securities other than the Securities is prohibited. The Trustee may sell Securities, designated by the Sponsor, from a Trust for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses; provided, however, for the Growth & Treasury Trust, that in the case of Securities sold to meet redemption requests, Treasury Obligations may only be sold if the Growth & Treasury Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $10.00 per Unit. Treasury Obligations may not be sold by the Trustee to meet Growth & Treasury Trust expenses.

     ADMINISTRATION OF THE TRUSTS

     The Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its offices at 101 Barclay Street, New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The Trustee, whose duties are ministerial in nature, has not participated in selecting the portfolios of the Trusts. For information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Unitholders."

     In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of each Trust. Such books and records shall be open to inspection by any Unitholder of each Trust at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the Securities held in each Trust. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of Securities comprising each Trust.

     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of the trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

     The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect.
The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee, with or without cause, and appoint a successor trustee as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The Trustee must be a corporation organized under the laws of the

United States, or any state thereof, be authorized under such laws to exercise trust powers and have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

     The Underwriter. City Securities Corporation, 135 North Pennsylvania Street, Suite 2200, Indianapolis, Indiana 46204, is the Fund's Underwriter. Founded in 1924, City Securities Corporation is Indiana's oldest and largest Indiana-owned investment banking firm.

     The company offers a full range of innovative investment products and services including stocks, bonds, mutual funds, unit investment trusts, annuities, money market funds, pension plans and even life, health, and property insurance. The firm has a staff of over 100 professionals in various areas of finance and investment to assist individual investors, companies and institutions. The company believes its proudest accomplishment is its record for helping individual investors build wealth and manage their investments through knowledge, experience and personalized service.

     On the Initial Date of Deposit, the Underwriter became the owner of the Units of the Trusts and entitled to the benefits thereof, as well as the risks inherent therein. The Underwriter Agreement provides that a public offering of the Units of the Trusts will be made at the Public Offering Price described in the prospectus.

     Units may also be sold to or through dealers and others during the initial offering period and in the secondary market at prices representing a concession or agency commission as described in "Public Offering of Units-Public Distribution of Units." The Underwriter has agreed to underwrite additional Units of the Trusts as they become available. The Underwriter and the Sponsor will receive sales commissions as described under "Public Offering of Units-Sponsor and Underwriter Profits."

     The Sponsor. Ranson & Associates, Inc., the Sponsor of the Trusts, is an investment banking firm created in 1995 by a number of former owners and employees of Ranson Capital Corporation. On November 26, 1996,
Ranson & Associates, Inc. purchased all existing unit investment trusts sponsored by EVEREN Securities, Inc. Accordingly, Ranson & Associates, Inc. is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Ranson & Associates is also the sponsor and successor sponsor of Series of The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. Ranson & Associates, Inc. is the successor to a series of companies, the first of which was originally organized in Kansas in 1935. During its history, Ranson & Associates, Inc. and its predecessors have been active in public and corporate finance and have sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Ranson & Associates, Inc., which is a member of the National Association of Securities Dealers, Inc., is the Sponsor to each of the above-named unit investment trusts and serves as financial advisor and as an underwriter for Kansas municipalities. The Sponsor's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241.

     If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Trust Agreement and liquidate the Trusts as provided therein, or (c) continue to act as Trustee without terminating the Trust Agreement.

     The foregoing financial information with regard to the Sponsor relates to the Sponsor only and not to the Underwriter or the Trusts. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trusts. More comprehensive financial information can be obtained upon request from the Sponsor.

     The Evaluator. Ranson & Associates, Inc., the Sponsor, also serves as Evaluator. The Evaluator may resign or be removed by the Trustee in which event the Trustee is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such registration or removal and appointment shall be mailed by the Trustee to each Unitholder.

     Amendment and Termination. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders:
(1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreement with respect to the Trusts may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Units representing 66-2/3% of the Units then outstanding of a Trust, provided that no such amendment or waiver will reduce the interest of any Unitholder thereof without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders of a Trust. In no event shall the Trust Agreement be amended to increase the number of Units of a Trust issuable thereunder or to permit the acquisition of any Securities in addition to or in substitution for those initially deposited in a Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

     Any Unitholder who wishes to receive a Distribution In Kind of their pro rata portion of the Equity Securities at the termination of either Trust and who otherwise qualifies for such a distribution must notify the Trustee no later than the date indicated under "Redemption In Kind" in the "Summary" of this Prospectus. Unitholders of the Growth & Treasury Trust electing a Distribution In Kind at the termination of such Trust will receive cash representing their pro rata portion of the proceeds of the Treasury Obligations.

     The Trust Agreement provides that each Trust shall terminate upon the liquidation, redemption or other disposition of the last of the Securities held in such Trust but in no event is it to continue beyond the Mandatory Termination Date set forth under "Essential Information" in Part Two. If the value of a Trust shall be less than the applicable minimum value stated under "Essential information" in Part Two (40% of the aggregate value of the Securities-based on the value at the date of deposit of such Securities into the Trust), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate the Trust. Each Trust may be terminated at any time by the holders of Units representing 66-2/3% of the Units thereof then outstanding.

     No later than the Mandatory Termination Date set forth, under "Essential Information" in Part Two, the Trustee will begin to sell all of the remaining underlying Securities on behalf of Unitholders in connection with the termination of the related Trust. The Sponsor has agreed to assist the Trustee in these sales. The sale proceeds will be net of any incidental expenses involved in the sales.

     The Sponsor will attempt to sell the Securities as quickly as it can during the termination proceedings without in its judgment materially adversely affecting the market price of the Securities, but it is expected that all of the Securities will in any event be disposed of within a reasonable time after a Trust's termination. The Sponsor does not anticipate that the period will be longer than one month, and it could be as short as one day, depending on the liquidity of the Securities being sold. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available for sale on any particular day.

     It is expected (but not required) that the Sponsor will generally follow the following guidelines in selling the Securities: for highly liquid Securities, the Sponsor will generally sell Securities on the first day of the Liquidation Period; for less liquid Securities, on each of the first two days of the termination proceedings, the Sponsor will generally sell any amount of any underlying Securities at a price no less than 1/2 of one point under the last closing sale price of those Securities. Thereafter, the price limit will increase to one point under the last closing sale price. After four days, the Sponsor currently intends to sell at least a fraction of the remaining underlying Securities, the numerator of which is one and the denominator of which is the total number of days remaining (including that day) in the termination proceedings without any price restrictions. Of course, no assurances can be given that the market value of the Securities will not be adversely affected during the termination proceedings.

     In the event of termination of a Trust, written notice thereof will be sent by the Trustee to all Unitholders of such Trust. Within a reasonable period after termination of a Trust the Trustee will sell any Securities remaining in the Trust and, after paying all expenses and charges incurred by the Trust, will distribute to Unitholders thereof (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Income and Capital Accounts of the Trust.

     Limitations on Liability. The Sponsor: The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith pursuant to the Trust Agreement or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct or its reckless disregard for its duties thereunder. The Sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities.

     The Trustee: The Trust Agreement provides that the Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of moneys, Securities or certificates except by reason of its own negligence, bad faith or willful misconduct, or its reckless disregard for its duties under the Trust Agreement, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities. In the event that the Sponsor shall fail to act, the Trustee may act and shall not be liable for any such action taken by it in good faith.
The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereof. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

     The Evaluator: The Trustee and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. The Trust Agreement provides that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee or Unitholders for errors in judgment, but shall be liable for its gross negligence, bad faith or willful misconduct or its reckless disregard for its obligations under the Trust Agreement.

     EXPENSES OF THE TRUSTS

     The Sponsor will charge the Trusts a surveillance fee for services performed for the Trusts in an amount not to exceed that amount set forth in "Essential Information" in Part Two but in no event will such compensation, when combined with all compensation received from other unit investment trusts for which the Sponsor both acts as sponsor and provides portfolio surveillance, exceed the aggregate cost to the Sponsor for providing such services. Such fee shall be based on the total number of Units of the related Trust outstanding as of the January Record Date for any annual period.

     The Trustee receives for its services that fee set forth under "Essential Information" in Part Two. However, in no event shall such fee amount to less than $2,000 in any single calendar year for each Trust. The Trustee's fee which is calculated monthly is based on the largest number of Units in each Trust outstanding during the calendar year for which such compensation relates. The Trustee's fees are payable monthly on or before the fifteenth day of the month from the Income Account to the extent funds are available and then from the Capital Account. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the

Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trusts is expected to result from the use of these funds.

     For evaluation of the Securities in the Trusts, the Evaluator shall receive that fee set forth under "Essential Information" in Part Two, payable monthly, based upon the largest number of Units of each Trust outstanding during the calendar year for which such compensation relates.

     The Trustee's fees and the Evaluator's fees are deducted from the Income Account of the related Trust to the extent funds are available and then from the Capital Account. Each such fee may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index or any equivalent index substituted therefor.

     Expenses incurred in establishing each Trust, including the cost of the initial preparation of documents relating to the Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses, will be paid by such Trust and it is intended that such expenses be amortized over a five year period or over the life of such Trust if less than five years.
The following additional charges are or may be incurred by each Trust:
(a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by an agent for custody and safeguarding of Securities) and of counsel, if any; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect the Trust or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of the Trust not resulting from gross negligence, bad faith or willful misconduct on its part or its reckless disregard for its obligations under the Trust Agreement;
(f) indemnification of the Sponsor for any loss, liability or expense incurred in acting in that capacity without gross negligence, bad faith or willful misconduct or its reckless disregard for its obligations under the Trust Agreement; and (g) expenditures incurred in contacting Unitholders upon termination of the Trust. The fees and expenses set forth herein are payable out of the related Trust and, when owing to the Trustee, are secured by a lien on the related Trust. Since the Securities are all common stocks, and the income stream produced by dividend payments, if any, is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trusts. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by a Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Federal Tax Status."

     LEGAL OPINIONS

     The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

     INDEPENDENT AUDITORS

     The statement of net assets, including the Schedule of Investments, appearing in Part Two of this Prospectus and Registration Statement has been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing in Part Two and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

             CONTENTS

                                        PAGE
                                        ----
SUMMARY                                   2
THE FUND                                  4
THE TRUST PORTFOLIOS                      6
RISK FACTORS                              6
FEDERAL TAX STATUS                        8
PUBLIC OFFERING OF UNITS                 13
     Public Offering Price               13
     Public Distribution of Units        15
     Sponsor and Underwriter Profits     15
MARKET FOR UNITS                         16
REDEMPTION                               16
     General                             16
     Computation of Redemption Price     18
RETIREMENT PLANS                         19
UNITHOLDERS                              21
     Ownership of Units                  21
     Distributions to Unitholders        21
     Distribution Reinvestment           22
     Statements to Unitholders           22
     Rights of Unitholders               24
INVESTMENT SUPERVISION                   24
ADMINISTRATION OF THE TRUSTS             25
     The Trustee                         25
     The Underwriter                     26
     The Sponsor                         26
     The Evaluator                       27
     Amendment and Termination           27
     Limitations on Liability            29
EXPENSES OF THE TRUSTS                   29
LEGAL OPINIONS                           31
INDEPENDENT AUDITORS                     31

     This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

     No person is authorized to give any information or to make any representations with respect to this investment company not contained in this Prospectus, and any information or representation not contained herein must not be relied upon as having been authorized by the Fund, the Trustee, or the Sponsor. Such registration does not imply that the Fund or the Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state or country.

                             CITY SECURITIES
                               CORPORATION



                            PROSPECTUS PART ONE



                    ===================================



                                 INDIANA
                          GROWTH SECURITIES TRUST
                               1996 SERIES


                                 INDIANA
                            GROWTH & TREASURY
                             SECURITIES TRUST
                               1996 SERIES



                    ===================================

                              EVEREN Defined Funds

                   Indiana Growth & Treasury Securities Trust

                                  Series 1996











                                     Part Two

                             Dated September 30, 1997








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                  Indiana Growth & Treasury Securities Trust
                                  Series 1996
                             Essential Information
                              As of May 31, 1997
                       Sponsor:  Ranson & Associates, Inc.
                Trustee and Evaluator:  The Bank of New York Co.

General Information
AggregateValue of Securities in Trust                                $913,026
Number of Units                                                        82,500
Fractional Undivided Interest in the Trust per Unit                  1/82,500
Public Offering Price: per Unit:
  Aggregate Value of Securities in the Trust                         $913,026
  Aggregate Value of Securities per Unit                              $11.067
  Net Cash per Unit                                                    $(.047)
  Sales Charge of 5.152% (4.90% of Public Offering Price)               $.568
  Public Offering Price per Unit                                      $11.588
Redemption Price per Unit                                             $11.020

Minimum Value of the Trust                   Trust agreement may be terminated
under which Trust Agreement                  may if value of Trust Fund is
be Terminated                                less than 40% of the value of the
                                             Securities when deposited in the
                                             portfolio.

Date of Trust Agreement                      June 25, 1996

Mandatory Termination Date                   February 15, 2007

Evaluator's Annual Evaluation Fee            Maximum of $.003 per Unit

Trustee's Annual Fee                         $.008 per Unit

Sponsor Annual Surveillance Fee              $.002 per Unit

Record Dates                                 July 1 and December 20

Distribution Dates                           July 15 and December 31

Evaluations for purpose of sale, purchase or redemption of Units are made as of 3:15 P.M. next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York Co. of Units tendered for redemption.

[FN]
1. See Note 1 to the accompanying financial statements of the Trust regarding a change in ownership of Kemper Unit Investment Trusts and Kemper Securities, Inc.

Report of Independent Auditors


Unitholders
EVEREN Defined Funds
Indiana Growth & Treasury Securities Trust
Series 1996

We have audited the accompanying statement of assets and liabilities of EVEREN Defined Funds Indiana Growth & Treasury Securities Trust Series 1996, including the schedule of investments, as of May 31, 1997, and the related statements of operations and changes in net assets for the period from June 25, 1996 (Date of Deposit) to May 31, 1997. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 1997, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of EVEREN Defined Funds Indiana Growth & Treasury Securities Trust Series 1996 at May 31, 1997, and the results of its operations and changes in its net assets for the period indicated above in conformity with generally accepted accounting principles.




                                                              Ernst & Young LLP


Kansas City, Missouri
September 16, 1997

                              EVEREN Defined Funds

                    Indiana Growth & Treasury Securities Trust

                                   Series 1996

                       Statement of Assets and Liabilities

                                  May 31, 1997


Assets
Securities, at value (cost $763,838)                                  $913,026
Organizational Costs                                                    10,193
Dividends receivable                                                       918
                                                                     ---------
Total assets                                                           924,137


Liabilities and net assets
Cash overdraft                                                           8,500
Accrued liabilities                                                        101
                                                                     ---------
                                                                         8,601

Net assets, applicable to 82,500 Units outstanding:
  Cost of Trust assets                                   $763,838
  Unrealized appreciation                                 149,188
  Distributable funds                                       2,510
                                                        ---------    ---------
Net assets                                                            $915,536
                                                                     =========

[FN]

See accompanying notes to financial statements.

                              EVEREN Defined Funds

                  Indiana Growth & Treasury Securities Trust

                                  Series 1996

                            Statement of Operations

                                                                    Period from
                                                                       June 25,
                                                                        1996 to
                                                                        May 31,
                                                                           1997
                                                                      ---------
Investment income - dividends                                            $6,512
Expenses:
  Trustee's fees and related expenses                                     1,014
  Evaluator's fees                                                          343
  Amortization of organizational expenses                                 2,548
                                                                      ---------
Total expenses                                                            3,905
                                                                      ---------
Net investment income                                                     2,607

Unrealized appreciation on investments during the period                149,188
                                                                      ---------
Net increase in net assets resulting from operations                   $151,795
                                                                      =========

[FN]

See accompanying notes to financial statements.

EVEREN Defined Funds

Indiana Growth & Treasury Securities Trust

Series 1996

 Statement of Changes in Net Assets

                                                                    Period from
                                                                       June 25,
                                                                        1996 to
                                                                        May 31,
                                                                           1997

                                                                      ---------
Operations:
  Net investment income                                                  $2,607
  Unrealized appreciation on investments during the period              149,188
                                                                      ---------
Net increase in net assets resulting from operations                    151,795

Capital transactions:
  Issuance of 82,500 Units                                              763,741
                                                                      ---------
Total increase in net assets                                            915,536

Net assets:
  At the beginning of the period                                              -
                                                                      ---------
  End of the period (including distributable funds
   applicable to Trust Units of $2,510 at May 31, 1997)                $915,536
                                                                      =========
Trust Units outstanding at the end of the period                         82,500
                                                                      =========
Net asset value per Unit at the end of the period                       $11.097
                                                                      =========

 [FN]
See accompanying notes to financial statements.

EVEREN Defined Funds

Indiana Growth & Treasury Securities Trust

Series 1996

                                         Schedule of Investments

                                              May 31, 1997

                                                        Number of
Name of Issuer of Equity Securities                      Shares          Value
---------------------                                    ---                ---
American States Financial Corporation                    871           $33,642
Amoco Corporation                                        255            22,823
Ball Corporation                                         678            19,831
Bindley Western Industries, Inc.                        1,087           23,914
Biomet, Inc.                                            1,324           24,825
Brightpoint, Inc.                                       1,272           39,432
Central Newspapers, Inc.                                 508            30,798
Conseco, Inc.                                            951            38,040
Cummins Engine Company, Inc.                             453            28,879
Duke Realty Investments, Inc.                            618            23,561
Eli Lilly & Company                                      288            26,856
First Indiana Corporation                                970            19,885
Great Lakes Chemical Corporation                         297            14,516
Guidant Corporation                                      381            29,623
Hillenbrand Industries, Inc.                             515            24,334
Lilly Industries, Inc.                                  1,192           25,032
Lincoln National Corporation                             396            24,106
Union Acceptance Corporation                            1,219           10,818
Wabash National Corporation                              984            21,771
                                                                     ---------

Equity Total                                                           482,686


                                                        Maturity
                                                        Value
                                                        ---------
Zero coupon U.S. Treasury Bonds                         $825,000       430,340
  Maturing February 15, 2007                                         ---------
                                                                      $913,026
                                                                     =========

 [FN]

See accompanying notes to financial statements.

                             EVEREN Defined Funds

                  Indiana Growth & Treasury Securities Trust

                                 Series 1996

                         Notes to Financial Statements


1. Significant Accounting Policies

Trust Sponsor and Evaluator

From the Trust's date of deposit through November 26, 1996, the Trust's sponsor and evaluator was EVEREN Unit Investment Trusts (EVEREN). On that date, Zurich Kemper Investments, Inc. acquired EVEREN and assigned substantially all of its unit investment trust business to Ranson & Associates, Inc., which serves as the Trust's sponsor and evaluator.

Valuation of Securities

As of the date of the financial statements and during the Trust's primary offering period, Equity Securities and Government Securities are stated at ask prices as determined by the Bank of New York. At the end of the primary period (July 24, 1997) and thereafter, the Equity Securities and Government Securities are stated at bid prices as determined by the Bank of New York. If there are no appropriate prices available from a national securities exchange, then the prices will be determined as follows: (a) current prices for comparable securities, (b) appraisal of the value of the Equity Securities in good faith, or (c) by any combination of the above. The aggregate bid prices of the Government Securities are determined by the Evaluator based on (a) current prices of the Securities, (b) current prices for comparable securities, (c) appraisal, or (d) any combination of the above.

Cost of Securities

Cost of the Trust's Equity Securities is based on the offer prices of the stocks on the dates of deposit of such Securities acquired during the primary sales period, as determined by the Evaluator. Realized gain (loss) from investment transactions is reported on a first-in, first-out basis. Cost of the Trust's Government Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, plus amortization of original issue discount for the zero coupon obligations. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Dividends are recorded on the ex-dividend date.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at May 31, 1997:

   Gross unrealized appreciation                                     $160,900
   Gross unrealized depreciation                                      (11,712)
                                                                   ----------
   Net unrealized appreciation                                       $149,188
                                                                    =========

3.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

                             EVEREN Defined Funds

                    Indiana Growth & Treasury Securities Trust

                                   Series 1996

                     Notes to Financial Statements (continued)



4.  Other Information

Cost to Investors

The cost to initial investors of Units of the Trust was based on the aggregate value of the Equity Securities and Government Securities in the Trust valued at the closing prices on the offer side of the market on the business day prior to the Date of Deposit, plus or minus a pro rata share of any distributable funds, plus a sales charge of 4.90% (5.152% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate market value of the Securities valued at the closing ask prices, plus or minus a pro rata share of any distributable funds, plus a sales charge of 4.90% (equivalent to 5.152% of the net amount invested).

The sponsor intends to permit officers, directors and employees of the sponsor and its affiliates and, in the discretion of the sponsor, registered representatives of selling firms to purchase Units of the Trust without a sales charge.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated September 16, 1997, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of EVEREN Defined Funds Indiana Growth & Treasury Securities Trust Series 1996 dated September 30, 1997.



                                                              Ernst & Young LLP


Kansas City, Missouri
September 30, 1997

                              EVEREN Defined Funds

                            Indiana Growth Securities Trust

                                  Series 1996











                                     Part Two

                              Dated September 30, 1997








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                             EVEREN Defined Funds
                       Indiana Growth Securities Trust
                                  Series 1996
                             Essential Information
                               As of May 31, 1997
                     Sponsor:  Ranson & Associates, Inc.
                Trustee and Evaluator:  The Bank of New York Co.

General Information
Aggregate Value of Securities in Trust                               $3,297,168
Number of Units                                                         255,720
Fractional Undivided Interest in the Trust per Unit                   1/255,720
Public Offering Price per Unit:
  Aggregate Value of Securities in the Trust                         $3,297,168
  Aggregate Value of Securities per Unit                                $12.894
  Net Cash per Unit                                                     $(.053)
  Sales Charge of 5.152% (4.90% of Public Offering Price)                 $.662
  Public Offering Price per Unit                                        $13.503
Redemption Price per Unit                                               $12.841


Minimum Value of the Trust under which    Trust agreement may be terminated if
  Trust Agreement may be Terminated       value of Trust Fund is less than 40%
                                          of the value of the Securities when
                                          deposited in the portfolio

Date of Trust Agreement                   June 25, 1996

Mandatory Termination Date                August 1, 2004

Evaluator's Annual Evaluation Fee         Maximum of $.0030 per Unit

Sponsor's Annual Surveillance Fee         $.002 per Unit

Trustee's Annual Fee                      $.008 per Unit

Record Dates                              July 1 and December 20

Distribution Dates                        July 15 and December 31

Evaluations for purpose of sale, purchase or redemption of Units are made as of 3:15 P.M. Central Time next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York Co. of Units tendered for redemption.

[FN]

1. See Note 1 to the accompanying financial statements of the Trust regarding a change in ownership of Kemper Unit Investment Trusts and Kemper Securities, Inc.

2. See Note 6 to the accompanying financial statements of the Trust regarding the change in Trustee.

Report of Independent Auditors


Unitholders
EVEREN Defined Funds
Indiana Growth Securities Trust
Series 1996

We have audited the accompanying statement of assets and liabilities of EVEREN Defined Funds Indiana Growth Securities Trust Series 1996, including the schedule of investments, as of May 31, 1997, and the related statements of operations and changes in net assets for the period from June 24, 1996 (Date of Deposit) to May 31, 1997. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 1997, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of EVEREN Defined Funds Indiana Growth Securities Trust Series 1996 at May 31, 1997, and the results of its operations and changes in its net assets for the period indicated above in conformity with generally accepted accounting principles.




                                                              Ernst & Young LLP


Kansas City, Missouri
September 16, 1997

                              EVEREN Defined Funds

                        Indiana Growth Securities Trust

                                  Series 1996

                       Statement of Assets and Liabilities

                                  May 31, 1997


Assets
Securities, at value (cost $2,402,466)                              $3,297,168
Organizational costs                                                    10,193
Dividends receivable                                                     6,267
Cash                                                                     4,005
                                                                      ---------
Total assets                                                         3,317,633


Liabilities and net assets
Accrued liabilities                                                        273

Net assets, applicable to 255,720 Units outstanding:
  Cost of Trust assets                                 $2,402,466
  Unrealized appreciation                                 894,702
  Distributable funds                                      20,192
                                                         ---------    ---------
Net assets                                                          $3,317,360
                                                                      =========

[FN]

See accompanying notes to financial statements.

                              EVEREN Defined Funds

                        Indiana Growth Securities Trust

                                 Series 1996

                            Statement of Operations

                                                                    Period from
                                                                   June 25,
                                                                        1996 to
                                                                        May 31,
                                                                           1997
                                                                      ---------
Investment income - dividends                                          $45,667
Expenses:
  Trustee's fees and related expenses                                    2,512
  Evaluator's fees                                                         956
  Amortization of organizational expenses                                2,548
                                                                      ---------
Total expenses                                                           6,016
                                                                      ---------
Net investment income                                                   39,651

Unrealized appreciation on investments during the period               894,702
                                                                      ---------
Net increase in net assets resulting from operations                  $934,353
                                                                      =========

[FN]

See accompanying notes to financial statements.

                              EVEREN Defined Funds

                         Indiana Growth Securities Trust

                                   Series 1996

                        Statements of Changes in Net Assets

                                                                    Period from
                                                                       June 25,
                                                                        1996 to
                                                                        May 31,
                                                                           1997
 .                                                                      ---------
Operations:
  Net investment income                                                 $39,651
  Unrealized appreciation on investments during the period              894,702
                                                                      ---------
Net increase in net assets resulting from operations                    934,353

Distributions to Unitholders:
  Net investment income                                                 (18,727)

Capital transactions:
  Issuance of Units                                                   2,401,743
  Redemption of Units                                                        (9)
                                                                      ---------
Total increase in net assets                                          3,317,360

Net assets:
  At the beginning of the period                                             -
                                                                      ---------
  End of the period (including distributable funds applicable
    to Trust Units of $20,192 at May 31, 1997)                      $3,317,360
                                                                      =========
Trust Units outstanding at the end of the period                       255,720
                                                                      =========
Net asset value per Unit at the end of the period                      $12.973
                                                                      =========

[FN]

See accompanying notes to financial statements.

                                EVEREN Defined Funds

                           Indiana Growth Securities Trust

                                     Series 1996

                               Schedule of Investments

                                     May 31, 1997

                                                        Number of
Name of Issuer of Equity Securities                       Shares          Value
---------------------                                       ---             ---
American States Financial Corporation                      5,941       $229,471
Amoco Corporation                                          1,737        155,462
Ball Corporation                                           4,613        134,930
Bindley Western Industries, Inc.                           7,411        163,042
Biomet, Inc.                                               9,029        169,294
Brightpoint, Inc.                                          8,828        273,668
Central Newspapers, Inc.                                   3,474        210,611
Conseco, Inc.                                              6,486        259,440
Cummins Engine Company, Inc.                               3,103        197,816
Duke Realty Investments, Inc.                              4,223        161,002
Eli Lilly & Company                                        1,964        183,143
First Indiana Corporation                                  6,610        135,505
Great Lakes Chemical Corporation                           2,023         98,874
Guidant Corporation                                        2,586        201,062
Hillenbrand Industries, Inc.                               3,512        165,942
Lilly Industries, Inc.                                     8,126        170,646
Lincoln National Corporation                               2,702        164,484
Union Acceptance Corporation                               8,319         73,831
Wabash National Corporation                                6,732        148,945
                                                                      ---------
                                                                     $3,297,168
                                                                      =========

[FN]

See accompanying notes to financial statements

                              EVEREN Defined Funds

                           Indiana Growth Securities Trust

                                  Series 1996

                            Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

From the Trust's date of deposit through November 26, 1996, the Trust's sponsor and evaluator was EVEREN Unit Investment Trusts (EVEREN). On that date, Zurich Kemper Investments, Inc. acquired EVEREN and assigned substantially all of its unit investment trust business to Ranson & Associates, Inc., which will serve as the Trust's sponsor and evaluator.

Valuation of Securities

As of the date of the financial statements and during the Trust's primary offering period, Equity Securities are stated at ask prices as determined by the Bank of New York. At the end of the primary period (July 24, 1997) and thereafter, the Equity Securities are stated at closing bid prices as determined by the Bank of New York. If there are no appropriate prices available from a national securities exchange, then the prices will be determined as follows: (a) current prices for comparable securities, (b) appraisal of the value of the Stocks in good faith, or (c) by any combination of the above.

Cost of Securities

Cost of the Trust's Equity Securities is based on the offer prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period as determined by the Evaluator. Realized gain (loss) from investment transactions is reported on a first-in, first-out basis.

Investment Income

Dividends are recorded on the ex-dividend date.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at May 31, 1997:

   Gross unrealized appreciation                                   $970,793
   Gross unrealized depreciation                                    (76,091)
                                                                  ----------
   Net unrealized appreciation                                     $894,702
                                                                   =========

3.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

                             EVEREN Defined Funds

                           Indiana Growth Securities Trust

                                  Series 1996

                        Notes to Financial Statements (continued)


4.  Other Information

Cost to Investors

The cost to initial investors of Units of the Trust was based on the aggregate value of the Equity Securities in the Trust valued at the closing prices on the offer side of the market on the business day prior to the Date of Deposit, plus or minus a pro rata share of any distributable funds, plus a sales charge of 4.90% (5.152% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate market value of the Securities valued at the closing ask prices, plus or minus a pro rata share of any distributable funds, plus a sales charge of 4.90% (equivalent to 5.152% of the net amount invested).

The sponsor intends to permit officers, directors and employees of the sponsor and its affiliates and, in the discretion of the sponsor, registered representatives of selling firms to purchase Units of the Trust without a sales charge.

Distributions

Distributions of net investment income to Unitholders are declared and paid semiannually. Income distributions per Unit, on a record date basis, are $.074 for the period ending May 31, 1997.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated September 16, 1997, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of EVEREN Defined Funds Indiana Growth Securities Trust Series 1996 dated September 30, 1997.



                                                              Ernst & Young LLP


Kansas City, Missouri
September 30, 1997


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              Contents of Post-Effective Amendment
                    To Registration Statement



     This Post-Effective amendment to the Registration Statement comprises the following papers and documents:


                        The facing sheet


                         The prospectus


                         The signatures


             The Consent of Independent Accountants

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                           Signatures

     Pursuant to the requirements of the Securities Act of 1933, The Registrant, EVEREN Unit Investment Trusts, Series 49, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wichita, and State of Kansas, on the 19th day of September, 1997.

                              EVEREN Unit Investment Trusts,
                                  Series 49
                                 Registrant

                              By: Ranson & Associates, Inc.
                                 Depositor

                              By: Robin Pinkerton
                                 President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on September 19, 1997 by the following persons, who constitute a majority of the Board of Directors of Ranson & Associates, Inc.

           Signature                            Title



Douglas K. Rogers    Executive Vice and President and Director
Douglas K. Rogers


Alex R. Meitzner     Chairman of the Board and Director
Alex R. Meitzner


Robin K. Pinkerton   President, Secretary, Treasurer and
Robin K. Pinkerton   Director

                                             Robin Pinkerton

     An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of The Kansas Tax-Exempt Trust, Series 51 (File No. 33-46376) and Series 52 (File No. 33-47687) and the same are hereby incorporated herein by this reference.